Fair Value Measurement - Additional information (Details) - EBP 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, level 3 reconciliation, increase from transfer into level 3	$ 0	$ 0
Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Net asset value per share or unit	$ 1